United States
                       Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-8820
                                   ---------------------------------------------

                           The Markman MultiFund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6600 France Avenue South, Minneapolis, Minnesota 55435
--------------------------------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

   Robert J. Markman, 6600 France Avenue South, Minneapolis, Minnesota 55435
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (952) 920-4848
                                                    ----------------------------

Date of fiscal year end:  12/31
                          --------

Date of reporting period: 06/30/08
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

Markman
CORE GROWTH FUND
---------------------
A Value-Added
Large Growth Strategy

                                                                      06.30.2008
                                                              Semi-Annual Report
                                                                     (unaudited)

--------------------------------------------------------------------------------
Dear Fellow Shareholders,
--------------------------------------------------------------------------------

[PHOTO]

I am pleased to report to you that, in the face of a very difficult market, your Fund has had a successful first half, outperforming the S&P 500 as well as the averages of the funds in our peer groups.

Few participants, even those most prone to a 'glass half empty' stance, really anticipated the depth of darkness that so suddenly descended on the investment landscape in the opening weeks of 2008. Sure, we all knew the markets were in the midst of a continuing unwinding of the great credit bubble. The road continued to look tough for home builders, banks, and other institutions that rode up the great credit bubble. But the element that surfaced in 2008 was the fear not just of the 'bad actors' getting their come-uppance, but of the entire global system being brought crashing down by their misdeeds.

It's hard to remember that 2007 ended on a relatively benign and positive note; seems like a long ago fantasy: Oil at $70 per barrel, Citigroup shares at $30. Wait a minute--was that just six months ago? Yikes!

The Amazing Bear Stearns Story

Things seemed to have come to a head with the Bear Stearns debacle. It is, in my view, a revealing and instructive story, somewhat of a microcosm of the entire financial crisis. Bear Stearns was a venerable old Wall Street institution and the sixth largest investment bank in America. In January 2007, Bear Stearns stock was trading for $180 per share. As the financial crisis unfolded for real during the summer of 2007, the stock price steadily fell to almost $100. Quite a decline in such a short period of time. It was about then that a well-known British billionaire investor, Joe Lewis, caused a stir by stepping up and buying about a billion dollars worth of Bear Stearns stock at a price of about $100 per share. Many thought that this was another example of a savvy rich guy swooping in at the bottom and buying a big stake at bargain prices. And, in fact, the stock price did rally to over $122 per share by the end of September.

Then commenced the true 'seizing up' of the financial markets; few financial institutions wanted to lend to other financial institutions out of fear that they could no longer assess the safety of their loans in this environment. Bear Stearns stock thus began a sickening slide from over $120 in the fall to $31 per share by Friday, March 14. That is when it got really scary. By Sunday the 16th, it was clear that Bear Stearns was facing bankruptcy. The 'powers that be' could not let this happen. Because of the complex interconnectedness of the global financial system, and given the already high lack of confidence in the safety of any institution, a Bear Stearns bankruptcy had the very real potential to create a cascade of bankruptcies that would take years and untold hundreds of billions of dollars to resolve and heal. The result would very likely be global depression. Yes, it was that serious.
--------------------------------------------------------------------------------

First Half of 2008 Performance Comparisons Against

                                                     Market Index and Fund Peers

[BAR CHART]
                                                            percentage gain/loss
MTRPX                                                              -9.74%
Russell 1000 Growth                                                -9.05%
Morningstar LCG                                                   -11.23%
Lipper LCG                                                        -10.14%
S&P 500                                                           -11.91%

Category Rankings
                     One Year        Three Year       Five Year         Ten Year
Morningstar   28th percentile   21st percentile  5th percentile  43rd percentile
--------------------------------------------------------------------------------
Lipper        33rd percentile   17th percentile  1st percentile  39th percentile
--------------------------------------------------------------------------------

The Russell 1000 Growth Index measures the performance of those stocks in the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Morningstar Large Cap Growth--Funds that invest in big U.S. companies (stocks in the top 70% of the capitalization of the U.S. market) that are projected to grow faster than other large cap stocks. Growth is defined based on fast or high growth rates for earnings, sales, book value and cash flow, and high valuation based on price ratios and low dividend yields. Most of these portfolios focus on companies in rapidly growing industries.

Lipper Large Cap Growth--Funds that by portfolio practice invest at least 75% of their equity assets in companies with a market capitalization greater than 300% of the median market cap of the S&P Mid-Cap 400 Index. These funds normally invest in companies with earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index and will have above average valuation ratios compared to the U.S. diversified large cap funds universe. 770 funds are in the catagory as of 6/30/08.

The S&P 500 Index, a market capitalization-weighted unmanaged index based on the average weighted performance of 500 widely held common stocks. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
Pulled Back From the Brink

As Monday March 17 began, markets in Asia and Europe began to decline at an alarming rate. We braced for the open in New York, with the futures signaling an expected opening decline of over 500 points in the Dow. That was when the announcement was made that the Fed had stepped in and on Sunday night had constructed a 'sale' of Bear Stearns to J.P. Morgan for the astonishing price of $2 per share. (Heck, the Bear Stearns office building in Manhattan alone was worth more than that!) Not only that, but the Fed was guaranteeing Morgan's assumption of $30 billion of Bear Stearns' debt.

Many have criticized this deal as one in which the government 'bailed out' Bear Stearns. I'm not so sure. Certainly, they 'preserved' Bear Stearns, but to construct a deal where shareholders (including blameless employees who owned a large percentage of the firm) received mere pennies on the dollar for their shares hardly seems like a bailout.

In reality, it was the global financial system--including you and me--that was 'bailed out.' For had this deal not been rammed through, it is likely that we all would have seen much larger, longer lasting declines in our investments--homes and stocks included.

Question: Why?
Answer: Leverage

There are many reasons for the financial crisis, and many culprits, but at the end of the day in my view, what it all comes down to is too much money, with too loose standards, using too much leverage. Money was thrown at borrowers. Investments were made using huge amounts of margin, with little thought as to the possible "what ifs?"

Of course, leveraging an investment is not, in and of itself, bad. The fact is we all, at one time or another, use that tool. If you bought a home, even if you put 50% down, in reality you used 50% leverage on the investment. This is never really a problem if the leverage is not too high and the asset purchased has reasonable short term price stability. The current financial crisis occurred because neither happened: people used too much leverage and prices became more volatile than expected. We can see how this impacted homeowners first and then big time institutions like Bear Stearns.

The homeowner story is pretty well known. It seems that a lot of people bought homes using 100% leverage--no money down--under the assumption that prices would continue to go up, or, at the very worst stay relatively stable. But what happens if prices go down? And go down a lot? When that home purchased for $450,000 with a $450,000 mortgage suddenly becomes worth only $350,000...well, you don't need to be a rocket scientist to see how that could screw up the whole system.

On the other end of the spectrum are the big investment firms. They bundled together all sorts of mortgages, from different parts of the country containing a range of credit quality. The reasoning back then was this broad diversification in mortgages would actually make these instruments safer than past investments in this arena.

Unfortunately, in the greedy quest for extra return, far too much leverage was used. We're not talking about the relatively benign levels of leverage you might use to buy a home. These rocket scientists at certain hedge funds and mortgage companies were using 20:1, 30:1, even 40:1 leverage! What 30:1 leverage means is that you borrow $30,000 for every $1,000 you invest. Gulp!
--------------------------------------------------------------------------------

                                 Portfolio Data

Morningstar Category:                                           Large Cap Growth
--------------------------------------------------------------------------------
Lipper Category:                                                Large Cap Growth
--------------------------------------------------------------------------------
Five Year Beta vs. Russell 1000 Growth Index:                               1.29
--------------------------------------------------------------------------------
Five Year Alpha vs. Russell 1000 Growth Index:                              4.81
--------------------------------------------------------------------------------
Average Market Cap:                                               $34.68 billion
--------------------------------------------------------------------------------

Morningstar Star Ratings (Large Cap Growth Catagory)

      o     Three Years Four Stars (out of 1488 funds)  * * * *

      o     Five Years  Five Stars (out of 1215 funds)  * * * * *

      o     Ten Years   Three Stars (out of 589 funds)  * * *

      o     Overall     Four Stars (out of 1488 funds)  * * * *

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.

The top 10 percent in a category receive five stars, the next 22.5 percent receive four stars, and the next 35 percent receive three stars, the next 22.5 percent receive two stars and the bottom 10 percent receive one star. (Each share class is counted as a fraction of one fund within the scale and rated separately, which may cause slight variation in the distribution percentages.) Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance, and are subject to change every month. They are derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

--------------------------------------------------------------------------------
So let's say you invest $1,000 and leverage that 30:1 so that you now have a $30,000 portfolio of mortgage loans. If the market price of these loans remains stable, you're making out like a bandit. But if instability enters the market well, cue the Jaws music. (And instability is exactly what walking in the door due to the no down payment/no doc/overpriced market scenario noted above.) If your $30,000 portfolio of mortgages decline just 3%--that's over $1,000--you will get margin calls that might be too large to meet. Thus even relatively small market declines could effectively wipe you out. That is how seemingly strong, prosperous firms went from master of the universe status to near bankruptcy in what seems like the blink of an eye. Few in the financial arena were aware of just how leveraged some of these firms were and thus under-estimated the severity and speed with which the financial meltdown could and would occur.

That leveraged meltdown is my take on what happened with Bear Stearns.

The Idiocy of Hope

While the market rallied strongly on the back of the Fed engineered 'rescue' of Bear, it soon became evident that we still hadn't seen the bottom in the financial sector. By the middle of May, prices of banks, brokers, homebuilders, etc. once again resumed their sickening slide. Come June 30, most of even the major, 'blue chip' players in these sectors were not only lower than the panic lows of March, they had declined 40-80% from their levels of just 18 months before. Some were on their way to 80-90% declines. Without a doubt, this was a crash not unlike the tech crash of 2000-2002.

The hope that surfaced after the Bear Stearns rescue was quickly dashed. Recall that in the Fund's 2007 Annual report I wrote: "Hope is the most dangerous of investment emotions. Hope, not greed, is the emotion that makes us hang on to losing positions far longer than we should. Hope, not greed, is what makes us stick to our guns when the world is telling us that our decisions are not working. Hope, not greed, is what makes investors average down on devastatingly losing positions. Hope is what ultimately makes otherwise smart investors ignore the reality in front of them. The hopeful investor is capable of losing a fortune..."

Nevertheless, many investors and fund managers clung to the hope that we had put in a bottom in financials. All they got for their hope was double digit second quarter losses on top of the damage already done in the first quarter. Rather than being open minded and listening to what the market was saying, they continued to try to force their preconceived notions about the 'right price' and the 'right way' to look at things. In their quest to be right, they sacrificed results.

Simultaneous with these historic price changes, we experienced a second tectonic shift: energy prices exploded. It seems almost quaint to remember how we worried about $70 oil last year. Month by month in the first half of 2008 we saw energy prices rise to levels few would have believed possible. $80 per barrel oil was breeched, then $90. It seemed like $100 would be a tough level to rise above, but then prices blasted through that benchmark and began a steady march to the $140's by the end of June.

And just like with the financials, many managers, pundits and media talking heads railed about how this was not the way things should be; how prices in both the energy and agriculture sectors must come down sooner or later and that they were being artificially kept aloft by nefarious speculators. That, in my opinion, is simply baloney.

Commodities all across the board have seen extreme price increases over the past couple of years--including those not traded on exchanges. Take steel, for example. It is not traded on commodities futures markets and thus is not subject to having its price distorted by those shadowy speculators. Yet steel has skyrocketed in price. Why? For the same reason oil has! There is a large and unexpected increase in global demand that cannot be met by available global supplies. In my view, it's just that simple, folks.

As I wrote in the 2007 Annual Report about managers who find the winds of the market turning against them: "It's almost as if the manager is sending the message that, 'I know this is not working, but I'm going to stick to my guns until the market realizes that I am right, regardless of how much pain we have to endure along the way.'" And so, as 2008 unfolded, we witnessed the spectacle of some of the most rigorous minds on Wall Street pooh-pooh the global commodity story and tout the 'values' in the beaten down financials. Very sad. I can already see the media vultures, drunk with schadenfreude, circling the carcasses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Mid-Year Check-ups

o     WE REMAIN TAX EFFICIENT!

      We are pleased to report to you that our projections for 2008 indicate that there will be no taxable distributions this year. This will be the sixth consecutive year in which the Fund's capital loss carryforward helped create no capital gain distribution. As you may know, many funds began once again to distribute significant taxable year-end distributions last year. All indications point to these distributions growing even larger this year. If you own mutual funds in a taxable account, we urge you to check with your other funds to see what the taxable impact will be this year, and plan accordingly.
--------------------------------------------------------------------------------

[PIE CHART]

      Small (under 1.5 billion)                                       6.3%
      Mid (1.5-8 billion)                                             4.6%
      Large (over 8 billion)                                         89.1%

                              Market Caps 06.30.08
            (as a percentage of the stock portion of the portfolio)


      Top Ten Holdings
      of the Stock Portfolio 06.30.08

      Oil Service Holdrs                                              4.4%
--------------------------------------------------------------------------------
      Potash Corp.                                                    4.3%
--------------------------------------------------------------------------------
      Chesapeake Energy                                               4.3%
--------------------------------------------------------------------------------
      Peabody Energy                                                  4.2%
--------------------------------------------------------------------------------
      Mosaic Co.                                                      4.2%
--------------------------------------------------------------------------------
      Petrobras                                                       4.2%
--------------------------------------------------------------------------------
      Norfolk Southern                                                4.1%
--------------------------------------------------------------------------------
      ABB Ltd.                                                        4.1%
--------------------------------------------------------------------------------
      Monsanto Co.                                                    4.1%
--------------------------------------------------------------------------------
      U.S. Natural Gas LP                                             4.0%
--------------------------------------------------------------------------------
      Total in Top Ten                                               41.9%
--------------------------------------------------------------------------------

                           Top Five Weighted Sectors

      Energy/Natural Resources                                       21.2%
--------------------------------------------------------------------------------
      Agriculture/Food Products                                      16.4%
--------------------------------------------------------------------------------
      Metals & Mining                                                15.0%
--------------------------------------------------------------------------------
      Engineering Services                                           12.4%
--------------------------------------------------------------------------------
      Financial Services                                              9.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
I'm Not Perfect, Either

I confess to being as surprised as any at the speed and severity of the downdraft at the beginning of the year. We began the year leaning with a relatively heavy weighting in financials. With the market going down in big chunks almost daily, I expected some sort of countertrend rally at a number of points. Thus, I did not get out of the way of the speeding train as I would, in hindsight, have liked. On the contrary, I even attempted to 'bottom fish' in some of the beat up financials before I realized that the area had indeed become too toxic to touch at that time.

In addition, the overall market panic also struck heavily at companies that had little, if anything, to do with the storms caused by the financial melt-down and the energy melt-up. For example, in just the first five weeks of the year Apple, our largest holding at the time, dropped a sickening 38%. Madden-ingly, nothing in Apple's fundamentals had weakened. If anything, we continued to get indications that the company's business was just getting stronger and stronger. Neverthe-less, that kind of short term decline is enough to shoot a hole in any portfolio.

These were among the factors that led to very disappointing first quarter performance. By March 30, the Fund was down 17.25%, well below the market averages and our peer groups. But, as I noted in the Annual Report, it's OK to be wrong, but it's not OK to stay wrong.

Tailwinds, Not Headwinds

So we walked our talk in the second quarter, moving away from sectors and companies in the financial and retail sectors that continued to face headwinds and toward companies that benefitted from the continuing tailwind of global growth.

We made additions to our agriculture, energy and global build-out positions. We also fine-tuned our financial exposure (selling banks and brokerages while buying MasterCard and Visa--two 'financials' that actually benefit from consumer pressures). Lastly, we stood our ground in selected holdings like Apple, believing that the fundamentals of the company were not only sound, but actually were improving. These moves helped the Fund to return a solid 9.08% in the second quarter, placing us among the top performers in the large cap growth space. This was particularly impressive given the continued market malaise and the fact that most of the market averages were actually down for the quarter.

When all was said and done, once we went through the horrible first quarter and fine second quarter we ended up in the 'satisfactory' position we find ourselves in on June 30--if not in absolute terms, at least relative to our peers. Whew! So what now?

Will it Be Ain't No Cure for the Summertime Blues, or Summertime and the Living is Easy?

The fact that the markets stumbled and tumbled to end the second quarter makes it hard to imagine a quick upturn as we begin the summer. As I've noted, the financial sector still remains toxic, home prices have not even begun to stabilize, and no one--I repeat, no one--knows just what the impact of $140 oil will be. So there's quite a compelling list of problems that the markets need to sort out before we can even think about being out of the woods.

There is, though, another side to the story. Apart from the obvious pain being suffered by companies in the financial and consumer sectors, there is much positive news to report. The Global Build-Out story remains firmly in place, with new cities sprouting like mushrooms after a heavy rain. According to the United Nations Population Division(1), Asia will experience a new urban influx the size of three Clevelands--every month--for the next seven years. Companies that are connected to steel, cement, electrical generation, and engineering and construction are looking at a long, clear and open road to profits in the years to come. That said, U.S.-centric traders and managers seem to buy and sell in and out of these sectors with every twitch in the U.S. economy, but that is just smoke and dust that obscures what I believe to be the true underlying trend. My guess is that the folks racing to build out Shanghai or the United Arab Emirates don't spend too much time worrying about condo values in Las Vegas, car sales in Columbus, or the price of gas in New Jersey.

Global agriculture plays continue to benefit from strong tailwinds. The shift in dietary habits on the part of a billion consumers is still in its early stages. This is a mutli-year trend and it is very unlikely to be derailed for long due to short term problems in the financial markets. In my opinion, seed and fertilizer stocks, while certainly volatile, offer the best prospects for growth in this sector.

I also remain firm in my belief that the prospects for market leading technology companies like Apple, Research in Motion and Google make owning their stock very attractive propositions.

Last, but not least, I have to circle back and once again reiterate what I wrote in the 2007 Annual Report: "At some point, and I have no idea when, we will likely see a long term low in the broad financial sector." I still think so. At the rate these stocks have been declining, it may come sooner than later. When it does, we could well have an opportunity to buy at once-in-a-generation prices.

Bottom line on all this is that if we can keep our heads through the inevitable spasms, panics and fear mongering that inevitably occurs at market bottoms, we have the potential of reaping handsome rewards much sooner than you might think.

1     United Nations Population Division, World Urbanization Prospect 2007
      Revision

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

        Shares                                                     Market Value
COMMON STOCKS--100.2%
ENERGY/NATURAL RESOURCES--21.2%
        10,300  Oil Service HOLDRs Trust                           $  2,286,703
        34,000  Chesapeake Energy Corp.                               2,242,640
        25,000  Peabody Energy Corp.                                  2,201,250
        31,000  Petroleo Brasileiro S.A.-ADR                          2,195,730
        33,500  United States Natural Gas Fund LP*                    2,104,135
                                                                   $ 11,030,458
AGRICULTURE/FOOD PRODUCTS--16.4%
         9,900  Potash Corp. of Saskatchewan                       $  2,262,843
        15,200  The Mosaic Co.*                                       2,199,440
        16,700  Monsanto Co.                                          2,111,548
        48,000  PowerShares DB Agriculture Fund                       1,954,080
                                                                   $  8,527,911
METALS & MINING--15.0%
        17,000  Schnitzer Steel Industries, Inc.                   $  1,948,200
        20,000  BHP Billiton Ltd. - ADR                               1,703,800
        17,000  ArcelorMittal - ADR                                   1,684,190
        36,000  Companhia Vale do Rio Doce                            1,289,520
        13,000  SPDR Gold Trust*                                      1,188,200
                                                                   $  7,813,910
ENGINEERING SERVICES--12.4%
        75,000  ABB Ltd.*                                          $  2,124,000
         8,500  Fluor Corp.                                           1,581,680
        18,000  Jacobs Engineering Group, Inc.*                       1,452,600
        77,000  Hill International, Inc.*                             1,265,880
                                                                   $  6,424,160
FINANCIAL SERVICES--9.6%
         6,400  MasterCard, Inc.                                   $  1,699,328
         3,200  CME Group, Inc.                                       1,226,208
        65,400  U.S. Global Investors, Inc.- Class A                  1,095,450
        12,000  Visa, Inc.-Class A*                                     975,720
                                                                   $  4,996,706
DIVERSIFIED INDUSTRIAL/MEDICAL/FINANCIAL--5.1%
        32,000  Cummins, Inc.                                      $  2,096,640
        20,000  General Electric Co.                                    533,800
                                                                   $  2,630,440
TRANSPORTATION & DELIVERY--4.1%
        34,000  Norfolk Southern Corporation                       $  2,130,780

CONSUMER ELECTRONICS--3.9%
        12,000  Apple, Inc.*                                       $  2,009,280

LEISURE--3.4%
        22,000  McDonald's Corp.                                   $  1,236,840
        11,000  Las Vegas Sands Corp.*                                  521,840
                                                                   $  1,758,680
CONSUMER PRODUCTS--3.0%
        16,000  Philip Morris International, Inc.                  $    790,240
        38,000  Altria Group, Inc.                                      781,280
                                                                   $  1,571,520
HEALTH CARE/MEDICAL--2.7%
        15,000  Quest Diagnostics, Inc.                            $    727,050
        10,000  Zimmer Holdings, Inc.*                                  680,500
                                                                   $  1,407,550
SOFTWARE & SERVICES--1.8%
        25,000  Blackboard, Inc.*                                  $    955,750

INTERNET COMMERCE--1.6%
         1,600  Google, Inc. - Class A*                            $    842,272

TOTAL COMMON STOCKS-100.2%                                         $ 52,099,417
(Cost $47,878,967)

LIABILITIES IN EXCESS OF
OTHER ASSETS--(0.2%)                                                   (126,033)

NET ASSETS--100.0%                                                 $ 51,973,384

*     Non-income producing security.
ADR - American Depository Receipt.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investment securities:
      At acquisition cost                                         $  47,878,967
                                                                  =============
      At market value                                             $  52,099,417
   Accrued income                                                        26,837
   Receivable for securities sold                                    22,288,560
   Receivable from Adviser                                               40,660
   Other assets                                                          19,631
                                                                  -------------
      TOTAL ASSETS                                                   74,475,105
                                                                  -------------

LIABILITIES
   Payable for securities purchased                                  20,556,416
   Payable for capital shares redeemed                                   32,145
   Payable to Adviser                                                    37,697
   Payable to other affiliates                                           12,396
   Line of Credit                                                     1,863,067
                                                                  -------------
      TOTAL LIABILITIES                                              22,501,721
                                                                  -------------

NET ASSETS                                                        $  51,973,384
                                                                  =============
   Net assets consist of:
   Paid-in capital                                                $  78,489,301
   Accumulated net investment loss                                     (483,234)
   Accumulated net realized losses
     from security transactions                                     (30,253,133)
   Net unrealized appreciation on investments                         4,220,450
                                                                  -------------
NET ASSETS                                                        $  51,973,384
                                                                  =============

Pricing of Class I Shares
Net assets attributable to Class I shares                         $  51,973,384
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                                       3,896,663
Net asset value, offering price and
  redemption price per share                                      $       13.34

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                      $     265,892
                                                                  -------------

EXPENSES
   Investment advisory fees                                             243,652
   Custodian fees                                                       149,094
   Professional fees                                                     65,740
   Line of Credit Interest Expense                                       63,417
   Sub transfer agent fees                                               50,086
   Compliance fees and expenses                                          31,957
   Administration fees                                                   29,500
   Shareholder report costs                                              29,109
   Accounting services fees                                              17,500
   Registration fees                                                     15,821
   Transfer agent fees                                                   15,000
   Postage and supplies                                                  14,804
   Trustees fees and expenses                                            13,143
   Distribution fees - Class A                                              280
   Other expenses                                                        10,187
                                                                  -------------
      TOTAL EXPENSES                                                    749,290

      Fees Waived                                                          (164)
                                                                  -------------
   NET EXPENSES                                                         749,126
                                                                  -------------
NET INVESTMENT LOSS                                                    (483,234)

REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions                        241,809
   Net change in unrealized appreciation/
     depreciation on investments                                     (5,881,654)
                                                                  -------------
NET REALIZED AND UNREALIZED
LOSSES ON INVESTMENTS                                                (5,639,845)
                                                                  -------------
NET DECREASE IN NET ASSETS
FROM OPERATIONS                                                   $  (6,123,079)
                                                                  =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the Six Months Ended
                                                                                      June 30, 2008(b)     For the Year Ended
                                                                                           (Unaudited)   December 31, 2007(a)
FROM OPERATIONS
   Net investment loss                                                                    $   (483,234)          $   (277,990)
   Net realized gains from security transactions                                               241,809              7,576,463
   Net change in unrealized appreciation/depreciation on investments                        (5,881,654)             2,045,900
                                                                                          ------------           ------------
Net increase (decrease) in net assets from operations                                       (6,123,079)             9,344,373
                                                                                          ------------           ------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS I
   Proceeds from shares sold                                                                 1,589,118             10,010,824
   Payments for shares redeemed                                                             (5,733,024)           (12,250,857)
                                                                                          ------------           ------------
Net decrease in net assets from Class I capital share transactions                          (4,143,906)            (2,239,763)
                                                                                          ------------           ------------
CLASS A
   Proceeds from shares sold                                                                   174,965                318,079
   Payments for shares redeemed                                                               (479,087)                    --
                                                                                          ------------           ------------
Net increase (decrease) in net assets from Class A capital share transactions                 (304,122)               318,079
                                                                                          ------------           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    (10,571,107)             7,422,689
NET ASSETS
   Beginning of period                                                                      62,544,491             55,121,802
                                                                                          ------------           ------------
   End of period                                                                          $ 51,973,384           $ 62,544,491
                                                                                          ============           ============
ACCUMULATED NET INVESTMENT LOSS                                                           $   (483,234)          $         --
                                                                                          ============           ============

(a) Except for Class A Shares, which represents the period from commencement of operations (May 1, 2007) through June 30, 2007.

(b) Except for Class A Shares, which represents the period from January 1, 2008 through April 30, 2008.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                   CLASS I
                                         ------------------------------------------------------------------------------------------
                                            Six Months
                                                 Ended        Year Ended     Year Ended     Year Ended     Year Ended    Year Ended
                                         June 30, 2008      December 31,   December 31,   December 31,   December 31,  December 31,
                                           (Unaudited)              2007           2006           2005           2004          2003
Net asset value at beginning of period       $   14.78         $   12.71      $   11.00      $   10.24      $    9.02     $    6.30
                                             ---------         ---------      ---------      ---------      ---------     ---------
Income (loss) from investment operations:
   Net investment income (loss)                  (0.12)            (0.07)         (0.04)          0.05           0.07          0.08
     Net realized and unrealized gains
     (losses) on investments                     (1.32)             2.14           1.75           0.76           1.22          2.72
                                             ---------         ---------      ---------      ---------      ---------     ---------
Total from investment operations                 (1.44)             2.07           1.71           0.81           1.29          2.80
                                             ---------         ---------      ---------      ---------      ---------     ---------
Less distributions:
Dividends from net investment income                --                --             --          (0.05)         (0.07)        (0.08)
                                             ---------         ---------      ---------      ---------      ---------     ---------
Net asset value at end of period             $   13.34         $   14.78      $   12.71      $   11.00      $   10.24     $    9.02
                                             =========         =========      =========      =========      =========     =========
Total return                                     (9.74%)(a)        16.29%         15.55%          7.94%         14.31%       44.40%
                                             =========         =========      =========      =========      =========     =========
Net assets at end of period (000s)           $  51,973         $  62,210      $  55,122      $  55,115      $  60,132     $  59,614
                                             =========         =========      =========      =========      =========     =========
Ratio of net expenses to
  average net assets                              2.82%(b)          1.70%          1.58%          1.58%          1.44%         1.50%
Ratio of net investment income (loss)
  to average net assets                          (1.82%)(b)        (0.45%)        (0.33%)         0.46%          0.71%         0.97%
Portfolio turnover rate                          2,429%(b)         1,098%           799%           658%           472%          228%


(a)   Not annualized.

(b)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Markman MultiFund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Trust was organized as a Massachusetts business trust on September 7, 1994. The Trust offers one series to investors, the Markman Core Growth Fund (the "Fund").

The Fund was authorized to offer two classes of shares: Class A shares and Class I shares. Each Class A and Class I share of the Fund represented identical interests in the Fund's assets and had the same rights, except that (i) Class A shares adopted a Distribution Plan pursuant to Rule 12b-1 (Note 3) and (ii) certain other class specific expenses were borne solely by the class to which such expenses were attributable. Effective April 30, 2008, Class A shares were converted into Class I shares.

The Fund seeks long-term growth of capital by investing in securities including individual securities, open-end mutual funds, closed-end funds, and exchange traded funds. Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stock of large U.S. companies selected for their growth potential. The Fund may also invest in real estate investment trusts, money market securities and high yield debt securities.

The following is a summary of the Trust's significant accounting policies:

Securities valuation - Shares of common stocks, closed-end funds and exchange traded funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Shares of open-end mutual funds and money market funds in which the Fund invests are valued at their respective net asset values as reported by the underlying funds. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

                                                     Level 2-
                                                        Other          Level 3-
                                   Level 1-       Significant       Significant
                                     Quoted        Observable      Unobservable
                                     Prices            Inputs            Inputs

Investments in Securities      $ 52,099,417       $        --      $         --
--------------------------------------------------------------------------------

Short sales - The Fund may sell securities short. In a short sale, the Fund sells stock it does not own and makes delivery with securities "borrowed" from a broker. The Fund then becomes obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is obligated to pay to the lender any dividends or interest accruing during the period of the loan. In order to borrow the security, the Fund may be required to pay a premium that would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

When it engages in short sales, the Fund must also deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of assets minus liabilities by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Fund records distributions of short-term capital gains made by mutual funds in which the Fund invests as dividend income and long-term capital gains made by mutual funds in which the Fund invests as realized capital gains.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund was allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses were charged directly to the class incurring the expense. Common expenses, which were not attributable to a specific class, were allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS June 30, 2008 (Unaudited), continued
--------------------------------------------------------------------------------

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to continue to comply with the special provisions of the Internal Revenue Code (the "Code") available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the calendar year) plus undistributed amounts from prior years.

The following information is computed on a tax basis as of December 31, 2007:

Tax cost of portfolio investments                                 $  55,937,938
                                                                  -------------
Gross unrealized appreciation on investments                      $   8,338,978
                                                                  -------------
Gross unrealized depreciation on investments                         (2,009,074)
                                                                  -------------
Net unrealized appreciation on investments                            6,329,904
                                                                  -------------
Capital loss carryforward                                           (26,722,742)
                                                                  -------------
Accumulated deficit                                               $ (20,392,838)
================================================================================

During the year ended December 31, 2007, the Fund utilized $10,120,730 of capital loss carry-forwards. As of December 31, 2007, the Fund had a net capital loss carryforward of $26,722,742 of which $8,407,034 will expire in 2008, $12,127,416 will expire in 2009 and $6,188,292 will expire in 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the acquisitions in 2002, may apply. Based on such limitations, unless the tax law changes, approximately $18,039,838 of these losses will expire unutilized.

As of June 30, 2008, the Fund's federal tax cost of securities was $51,651,167 resulting in net unrealized appreciation of $448,250 derived from $3,089,166 of unrealized gross appre- ciation less $2,640,916 unrealized gross depreciation.

The Fund paid no distributions to shareholders during the six months ended June 30, 2008.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. Reclassifications result primarily from the difference in the tax treatment of income received from REIT securities and net investment losses. These reclassifications have no impact on the net assets or net asset value per share of the Fund and are designed to present the Fund's capital accounts on a tax basis. For the year ended December 31, 2007, the Fund made the following reclassification:

--------------------------------------------------------------------------------
                                   Undistributed
                Paid-in            Net Investment     Realized
                Capital            Income             Capital Losses

                ($293,126)          $ 264,424          $  28,702
================================================================================

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open years (December 31, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in the financial statements.

2. Investment Transactions

During the six months ended June 30, 2008, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities amounted to $719,301,025 and $723,555,083, respectively.

3. Transactions with Affiliates

The Chairman of the Board and President of the Trust is also the President of Markman Capital Management, Inc. (the "Adviser"). Certain other officers of the Trust are also officers of the Adviser or of JPMorgan Chase Bank, N.A. ("JPMorgan"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT MANAGEMENT AGREEMENT

The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Effective May 1, 2005, the Fund pays the Adviser a fee (Investment Advisory Fee) composed of: (1) a base fee, calculated daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets (the "Base Fee"), and (2) a Performance Fee Adjustment that will add to or subtract from the Base Fee depending on the performance of the Fund in relation to the investment performance of the S&P 500 Index (the "Index"), the Fund's benchmark index, for the preceding twelve month period (the "Performance Fee Adjustment").

The Base Fee will be decreased in a series of breakpoints as the total assets under management for the Fund increase. The break points and the corresponding Base Fee are as follows:

--------------------------------------------------------------------------------
$0 - $200 million                                                          0.85%
--------------------------------------------------------------------------------
Next $150 million                                                          0.80%
                                            (on assets from $200 - $350 million)
--------------------------------------------------------------------------------
Next $150 million                                                          0.75%
                                            (on assets from $350 - $500 million)
--------------------------------------------------------------------------------
Next $150 million                                                          0.70%
                                            (on assets from $500 - $650 million)
--------------------------------------------------------------------------------
Next $150 million                                                          0.65%
                                            (on assets from $650 - $800 million)
--------------------------------------------------------------------------------
All additional dollars                                                     0.60%
                                                   (on assets over $800 million)
================================================================================

The maximum yearly Performance Fee Adjustment would be 10 basis points, or one-tenth of a percent, up or down. The Performance Fee Adjustment is made at the end of each calendar month, based on the performance of the Fund relative to the Index for the preceding twelve months, to determine the Investment Advisory Fee payable for that month. During the six months ended June 30, 2008, the Adviser's base fee was increased by $17,675 under the Performance Fee Adjustment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS June 30, 2008 (Unaudited), continued
--------------------------------------------------------------------------------

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT

Under the terms of the Administration, Accounting, and Transfer Agency Agreement between the Trust and JPMorgan, JPMorgan supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. JPMorgan coordinates the preparation of tax returns for the Fund, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. In addition, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. JPMorgan also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays JPMorgan an asset-based administrative fee and accounting fee, and a transfer agent fee based on the number of shareholder accounts. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

PLAN OF DISTRIBUTION

Effective May 1, 2007, IFS Fund Distributors, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement.

The Fund adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimbursed the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Markman Core Growth Fund Class A Shares for expenses incurred in the promotion and distribution of Class A Shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments were made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees were made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

UNDERWRITING AGREEMENT

IFS Fund Distributors, Inc. (the "Underwriter") is the Fund's principal underwriter and, as such, acts as the exclusive agent for distribution of the Fund's shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $67 and $1,425 from underwriting and broker commissions on the sale of shares, respectively, for the six months ended June 30, 2008 for Class A shares. During the six months ended June 30, 2008, the Adviser paid no underwriting fees from its investment advisory fee.

COMPLIANCE SERVICES

The Trust has contracted with the Adviser to provide the Chief Compliance Officer to the Trust, subject to approval by the Board of Trustees. The Chief Compliance Officer and his or her designees perform the duties and responsibilities in accordance with Rule 38a-1 under the 1940 Act. The Chief Compliance Officer, among other things, oversees an annual review of the policies and procedures of the Trust and its service providers and provides a summary report of his or her findings to the Board of Trustees. The Chief Compliance Officer's compensation is paid by the Adviser and the Trust reimburses the Adviser for such costs.

In addition, the Trust has contracted with JPMorgan to provide certain compliance services on behalf of the Trust. Subject to the direction of the Trustees of the Trust, JPMorgan developed and assisted in implementing a compliance program for JPMorgan on behalf of the Fund and; provides administrative support services to the Fund's Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from the Trust.

--------------------------------------------------------------------------------
4. Capital Share Transactions

Proceeds and payments from capital share transactions as shown on the Statements of Changes in Net Assets are the result of the following capital share transactions:

                                                           Markman Core Growth Fund
                                             ---------------------------------------------------
                                                 For the Six Months Ended     For the Year Ended
                                             June 30, 2008 (unaudited)(b)   December 31, 2007(a)
Class I
Shares sold                                                       121,798                760,960
Shares redeemed                                                  (434,803)              (889,072)
                                                            -------------          -------------
Net decrease in shares outstanding                               (313,005)              (128,112)
Shares outstanding, beginning of year                           4,209,668              4,337,780
                                                            -------------          -------------
Shares outstanding, end of year                                 3,896,663              4,209,668
                                                            =============          =============
Class A
Shares sold                                                        13,982                     --
Shares redeemed                                                   (36,576)                22,594
                                                            -------------          -------------
Net increase (decrease) in shares outstanding                     (22,594)                22,594
Shares outstanding, beginning of period                            22,594                     --
                                                            -------------          -------------
Shares outstanding, end of period                                      --                 22,594
                                                            =============          =============

(a) Except for Class A Shares, which represents the period from commencement of operations (May 1, 2007) through December 31, 2007.

(b) Except for Class A Shares, which represents the period from January 1, 2008 through April 30, 2008.

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS June 30, 2008 (Unaudited), continued
--------------------------------------------------------------------------------

5. Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Borrowing Agreement

Effective February 25, 2008, the Trust entered into a Borrowing Agreement on behalf of the Fund with the Fund's custodian. Under the Borrowing Agreement, the Fund may borrow up to $15 million. Proceeds from such borrowings will be used only for the Fund's daily cash needs as a temporary measure for extraordinary or emergency purposes, or for clearance of transaction, including without limitation the payment of redemptions occurring after the Fund's cash funds have already been committed to overnight investments and which might otherwise require the untimely disposition of the Fund's portfolio securities, or to finance the purchase (on an interim basis) of portfolio securities. As of June 30, 2008, the Fund had $1,863,067 outstanding under the Borrowing Agreement.

--------------------------------------------------------------------------------
ADDITIONAL NOTES June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING GUIDELINES

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge, upon request, by calling 952-920-4848. They are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing
(i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 952-920-4848. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

--------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period held for the entire period (January 1, 2008 through June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2008" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                           Net Expense Ratio          Beginning           Ending       Expenses Paid
                                  Annualized      Account Value    Account Value    Six Months Ended
                               June 30, 2008    January 1, 2008    June 30, 2008      June 30, 2008*
Markman Core Growth Fund
     Class I  Actual                   2.82%      $    1,000.00    $      902.60       $       13.34
                           -------------------------------------------------------------------------
     Class I  Hypothetical             2.82%      $    1,000.00    $    1,010.84       $       14.10
====================================================================================================

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366] (to reflect the one-half year period).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF MANAGEMENT AGREEMENT
--------------------------------------------------------------------------------

The Board of Trustees, and by a separate vote, the Trustees who are not considered to be "interested persons" of the Trust or the Adviser as defined in the Investment Company Act of 1940 (the "Independent Trustees"), approved the Management Agreement between the Trust and the Adviser with respect to the Fund at a meeting held on February 5, 2008.

In determining whether to approve the continuation of the Management Agreement, the Board of Trustees evaluated information furnished by the Adviser that the Board deemed necessary to determine whether continuance of the Management Agreement was in the best interests of the Fund and its shareholders. In making the recommendation to approve the Management Agreement, the Board of Trustees gave careful consideration to all factors deemed to be relevant to the Fund, including, but not limited to: (1) the nature, extent and the quality of the services to be provided to be rendered to the Fund by the Adviser, including the history, reputation, qualification and background of the Adviser as well as the qualifications of its key personnel; (2) the investment performance of the Fund as compared to similar mutual funds and relevant indices; (3) the level of fees paid to the Adviser as compared to similar mutual funds; (4) the cost of services to be provided and the profits to be realized by the Adviser from its relationship with the Trust; and (5) the possible economies of scale that would be realized due to Fund growth and whether fee levels reflect such economies of scale for the benefit of shareholders.

Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement in a private session with counsel at which no representatives of management were present.

In considering the nature, extent and quality of services to be provided by the Adviser, the Board of Trustees reviewed the investment advisory and other services provided to the Trust and its shareholders, and the Adviser's personnel. The Board of Trustees considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board of Trustees took into account its familiarity with the Adviser's management through Board meetings, conversations and reports during the preceding year. The Board of Trustees took into account the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results and lower fees and expenses. The Board of Trustees also took into account the Adviser's compliance policies and procedures. The Board of Trustees also received a copy of the Adviser's financial statement and discussed the financial condition of the Adviser. The Board of Trustees also considered the Adviser's role in coordinating the activities of the Fund's other service providers, as well as the services that the Adviser provides to the Fund's shareholders.

The Board of Trustees discussed the Fund's performance and expenses, including the performance fee component of the advisory fee. The Board of Trustees also noted that the Board reviews on a quarterly basis information about the Fund's performance results, portfolio composition and investment strategy. The Board took into account the Fund's overall strong performance relative to its peer group, noting that the Fund outperformed the average of both its Lipper and Morningstar peer groups for the one- three- and five-year periods ended December 31, 2007 and outperformed the S&P 500 Index and the Russell 1000 Growth Index over the same periods. Among other performance data, the Board of Trustees also noted that the Fund ranked in the 36th, 8th and 1st percentiles, respectively, of its Lipper peer group for the same periods and also took into account the Fund's Morningstar rankings.

The Board of Trustees also considered the information provided in the Board materials comparing the expenses of the Fund to its peers. The Board compared the advisory fees and total expense ratios for the Fund with various comparative data, including the industry average advisory fees and expense ratios in the Fund's Morningstar category. The Board of Trustees noted that the Fund's advisory fee and total expenses were above the average of other mutual funds in the Fund's Morningstar category. The Board took into account the impact that the size of the Fund has on expenses. The Board of Trustees also took into account the quality of services received by the Fund, as well as the Fund's performance. The Board also noted that the Adviser had entered into an expense limitation agreement with respect to Class A of the Fund effective May 1, 2007.

The Board also took into consideration the financial condition and profitability of the Adviser and any indirect benefits derived by the Adviser from the Adviser's relationship with the Fund. In considering the Adviser's profitability, the Board of Trustees reviewed the cost to the Adviser of providing services to the Fund and the resulting profitability. The Board of Trustees also noted that the Adviser had entered into an expense limitation agreement with respect to the Fund. The Board concluded that the Adviser has the financial wherewithal to perform the services under the Management Agreement and that the Adviser's level of profitability from its relationship with the Fund was reasonable. The Board of Trustees concluded further that any indirect benefits the Adviser derives from its relationship with the Fund are incidental to the management fee the Adviser earns.

The Board of Trustees considered the relatively small size of the Fund and the effect of any potential future growth on its expenses and performance, noting that the advisory fee contains breakpoints, which could potentially result in economies of scale if the Fund's assets grow. The Board of Trustees also noted that if the Fund's assets increase over time, the Fund may also realize other economies of scale if assets increase proportionally more than certain other expenses.

In considering the approval of the Management Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as controlling. Based upon their review and consideration of the information provided in the Board materials prior to this meeting and also distributed at previous meetings, as well as their familiarity with the Adviser through the Board of Trustees' meetings throughout the years, the Board of Trustees reached the following conclusions regarding the Management Agreement, among others: (A) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (B) the Adviser maintains appropriate compliance programs; (C) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (D) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser. Based on their conclusions, the Trustees determined that approval of the Management Agreement would be in the best interests of the Fund and its shareholders.

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUST (Unaudited))
--------------------------------------------------------------------------------

Listed below are the Trustees and principal officers of the Markman MultiFund Trust (the "Trust").

                                                                                               Number of              Other
                                                                                           Portfolios in      Directorships
                         Position(s)                                                        Fund Complex    Held by Trustee
                         Held With       Term of Office(1) and   Principal Occupation(s)     Overseen by        Outside the
Name/Address/Age         Trust           Length of Time Served   During Last 5 yrs               Trustee       Fund Complex
---------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE:

Robert J. Markman(2)     Chairman of     Since Inception         President, Treasurer and              1                N/A
6600 France Ave. South   the Board                               Secretary of Markman
Edina, MN 55435          and President                           Capital Management, Inc.
Age: 56

1  Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified.

2  Mr. Markman is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his relationship with Markman Capital Management, Inc. Markman Capital Management, Inc. serves as the investment adviser to the Trust and, accordingly, as investment adviser to the Fund.
===========================================================================================================================

                                                                                               Number of              Other
                                                                                           Portfolios in      Directorships
                         Position(s)                                                        Fund Complex    Held by Trustee
                         Held With       Term of Office(1) and   Principal Occupation(s)     Overseen by        Outside the
Name/Address/Age         Trust           Length of Time Served   During Last 5 yrs               Trustee       Fund Complex
---------------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES:

Susan Gale Levy          Trustee         Since Inception         Real Estate Advisor,                  1                N/A
6600 France Ave. South                                           Equitable Realty.
Edina, MN 55435
Age: 55
---------------------------------------------------------------------------------------------------------------------------
Melinda S. Machones      Trustee         Since Inception         Director of Technology                1         St. Luke's
6600 France Ave. South                                           and Strategy, Duluth                             Hospital;
Edina, MN 55435                                                  New Tribune; Self-employed                      St. Luke's
Age: 53                                                          management and technology                      Foundation;
                                                                 consultant; Director of                           Marshall
                                                                 Information Technologies,                           School
                                                                 The College of St. Scholastica.
---------------------------------------------------------------------------------------------------------------------------
Michael J. Monahan       Trustee         Since Inception         Vice President-External               1                N/A
6600 France Ave. South                                           Relations, Ecolab.
Edina, MN 55435
Age: 57

1  Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified.
===========================================================================================================================

===========================================================================================================================
                         Position(s)
                         Held With       Term of Office and      Principal Occupation(s)
Name/Address/Age         Trust           Length of Time Served   During Last 5 yrs
---------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OFFICERS:

Judith E. Fansler        Secretary       Since Inception         Chief Operations Officer,
6600 France Ave. South   Treasurer       Since May 2003          Markman Capital Management, Inc.
Edina, MN 55435          Chief
                         Compliance
Age: 56                  Officer         Since October 2004
===========================================================================================================================

The Statement of Additional Information contains additional information about the Trustees and is available without charge upon request by calling 800-707-2771.

Authorized for distribution only if preceded or accompanied by a current prospectus.

Investment Adviser                                 Shareholder Services
Markman Capital Management, Inc.                   c/o JPMorgan Chase Bank, N.A.
6600 France Avenue South                           P.O. Box 5354
Minneapolis, Minnesota 55435                       Cincinnati, Ohio 54201-5354
Telephone: 952-920-4848                            Toll-free: 800-707-2771
Toll-free: 800-395-4848

--------------------------------------------------------------------------------
Stay Informed
--------------------------------------------------------------------------------

For up-to-the-minute net asset values and account values, call the PriceLine

800-536-8679

For a prospectus, application forms, assistance in completing an application, or general administrative questions, call our HelpLine

800-707-2771

These forms are available:

      o     Account Application
      o     IRA/Roth Application
      o     IRA transfer request
      o     Systematic Withdrawal Plan Request
      o     Automatic Investment Request
      o     Company Retirement Account Application
      o     403(b) Plan and Application

The minimum direct investment is $500. You may purchase the Markman Core Growth Fund through: Charles Schwab & Company (800-266-5623), Fidelity Investments (800-544-7558), and TD Waterhouse (800-934-4443), among others. There is no transaction fee when you purchase the Markman Core Growth Fund through these discount brokers. For additional forms or answers to any questions just contact the Markman Core Growth Fund, between the hours of 8:30 AM and 5:30 PM EST, toll-free

800-707-2771
www.markman.com


An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus. For a prospectus containing complete information about the Markman Core Growth Fund, contact your financial professional, call Markman at 800-707-2771, or visit the funds' website at www.markman.com.

Please read the prospectus carefully before investing or sending money. Investment products offered are not FDIC insured, may lose value, and have no bank guarantee.

Past performance is not a guarantee of future results.

Markman
CORE GROWTH FUND
----------------------------
A Value-Added
Large Growth Strategy

6600 France Avenue South
Minneapolis, Minnesota 55435

Item 2. Code of Ethics.

Not required in semiannual report filings.

Item 3. Audit Committee Financial Expert.

Not required in semiannual report filings.

Item 4. Principal Accountant Fees and Services.

Not required in semiannual report filings.

Item 5. Audit Committee of Listed Companies.

Not applicable and not required in semiannual report filings.

Item 6. Schedule of Investments.

The schedule is included as part of The Markman Core Growth Portfolio Semiannual Report file under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not applicable in semiannual filing.

(a)(2) Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Item 12(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Markman MultiFund Trust

By (Signature and Title)

/s/ Robert J. Markman
---------------------------
Robert J. Markman
President

Date: August 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Markman
---------------------------
Robert J. Markman
President

Date: August 25, 2008

By (Signature and Title)
---------------------------
/s/ Judith E. Fansler

Judith E. Fansler
Treasurer and Chief Financial Officer

Date: August 25, 2008